Other financial liabilities - Summary of Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2018 CNY (¥)	Jan. 01, 2017 CNY (¥) [1]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 2,254	¥ 26,341	[1]	¥ 15,078	¥ 16,270
Current borrowings	$ 299,101	1,600,000	[1]	¥ 2,001,014	¥ 894,136
Non-current borrowings [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings		¥ 26,341
Non-current borrowings [member] | Malaysian Ringgits [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		5.95%
Maturity		2020
Non-current borrowings		¥ 11,685
Non-current borrowings [member] | Singapore dollar [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	2.84%	1.88%		2.84%
Maturity	2020	2020
Non-current borrowings	$ 2,254	¥ 14,656		¥ 15,078
Current borrowings [member] | Renminbi [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.26%	3.99%		4.26%
Maturity	2019	2018
Current borrowings	$ 224,212	¥ 1,600,000		¥ 1,500,000
Current borrowings [member] | USD [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	3.48%			3.48%
Maturity	2019
Current borrowings	$ 74,889			¥ 501,014
MUFG Bank Ltd [member] | Singapore dollar [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 2,254	¥ 14,656		¥ 15,078

[1]	Restated